ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Mar. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2021	2020
Accounts payable trade	$461.9	$539.7
Accrued liabilities	452.1	370.9
Deferred revenue	9.7	15.2
Amount due to related parties (Note 35)	5.8	5.7
Current portion of royalty obligations	16.1	2.9
	$945.6	$934.4